LOANS AND ADVANCES TO CUSTOMERS - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net Loans And Advances To Customers [Line Items]
Loans and advances to customers	£ 202,609	£ 199,408
Unguaranteed residual value of leases	1,804	1,748
Finance income on the net investment in finance leases	324	308	£ 266
Group entities
Net Loans And Advances To Customers [Line Items]
Loans and advances to customers	£ 5,055	£ 4,834